Accounts Payable and Accrued Liabilities Disclosure	12 Months Ended
Dec. 31, 2018
Notes
Accounts Payable and Accrued Liabilities Disclosure	6. Accounts Payable and Accrued Liabilities
	2018 $	2017 $
Trade payables	57,604	72,545
GST payable	1,079	2,933
Accrued liabilities	21,987	12,754
	80,670	88,232